JPMorgan Institutional Tax Free Money Market Fund Expense Example - Capital Shares [Member] - JPMorgan Institutional Tax Free Money Market Fund - Capital	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242